Consolidated Statement of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Preferred Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total U.S. Bancorp Shareholders' Equity [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2013	$ 41,807	$ 21	$ 4,756	$ 8,216	$ 38,667	$ (9,476)	$ (1,071)	$ 41,113	$ 694
Shares, Beginning Balance at Dec. 31, 2013		1,825
Net income (loss)	5,908				5,851			5,851	57
Other comprehensive income (loss)	175						175	175
Preferred stock dividends	(243)				(243)			(243)
Common stock dividends	(1,745)				(1,745)			(1,745)
Issuance of common and treasury stock	480			(13)		493		480
Issuance of common and treasury stock, shares		15
Purchase of treasury stock	$ (2,262)					(2,262)		(2,262)
Purchase of treasury stock, shares	(54)	(54)
Distributions to noncontrolling interests	$ (59)								(59)
Net other changes in noncontrolling interests	(3)								(3)
Stock option and restricted stock grants	110			110				110
Ending Balance at Dec. 31, 2014	44,168	$ 21	4,756	8,313	42,530	(11,245)	(896)	43,479	689
Shares, Ending Balance at Dec. 31, 2014		1,786
Net income (loss)	5,933				5,879			5,879	54
Other comprehensive income (loss)	(123)						(123)	(123)
Preferred stock dividends	(247)				(247)			(247)
Common stock dividends	(1,785)				(1,785)			(1,785)
Issuance of preferred stock	745		745					745
Issuance of common and treasury stock	311			(55)		366		311
Issuance of common and treasury stock, shares		11
Purchase of treasury stock	$ (2,246)					(2,246)		(2,246)
Purchase of treasury stock, shares	(52)	(52)
Distributions to noncontrolling interests	$ (55)								(55)
Net other changes in noncontrolling interests	(2)								(2)
Stock option and restricted stock grants	118			118				118
Ending Balance at Dec. 31, 2015	$ 46,817	$ 21	5,501	8,376	46,377	(13,125)	(1,019)	46,131	686
Shares, Ending Balance at Dec. 31, 2015	1,700	1,745
Net income (loss)	$ 5,944				5,888			5,888	56
Other comprehensive income (loss)	(516)						(516)	(516)
Preferred stock dividends	(281)				(281)			(281)
Common stock dividends	(1,842)				(1,842)			(1,842)
Issuance of common and treasury stock	374			(71)		445		374
Issuance of common and treasury stock, shares		13
Purchase of treasury stock	$ (2,600)					(2,600)		(2,600)
Purchase of treasury stock, shares	(61)	(61)
Distributions to noncontrolling interests	$ (56)								(56)
Purchase of noncontrolling interests	(40)			1	9			10	(50)
Net other changes in noncontrolling interests	(1)								(1)
Stock option and restricted stock grants	134			134				134
Ending Balance at Dec. 31, 2016	$ 47,933	$ 21	$ 5,501	$ 8,440	$ 50,151	$ (15,280)	$ (1,535)	$ 47,298	$ 635
Shares, Ending Balance at Dec. 31, 2016	1,700	1,697